Other Long-term Payable (Tables)	12 Months Ended
Dec. 31, 2013
Other Long-term Payable
Summary of other long-term payables

The following is a summary of other long-term payables as of December 31, 2012 and 2013 (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
RSU long-term payable (see Note 2(n))	99,768	144,433
Other	200	450
	99,968	144,883